Principal accounting policies (Revenue Recognition and Cost of Revenues - Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract Balance [Member]
Revenue
Remaining performance obligation	$ 86,605
Revenue Remaining Performance Obligation Expected to be Recognized	73,673
Live streaming
Revenue
Deferred revenue	62,333	$ 72,733
Revenue recognized	63,303	58,425
Others
Revenue
Deferred revenue	24,272	23,046
Revenue recognized	$ 22,711	$ 2,485